UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Long Oar Global Investors, LLC

Address:  101 Park Avenue, 47th Floor
          New York, New York 10178

13F File Number: 028-14732

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James Davidson
Title:   Managing Member
Phone:   (212) 883-3352



Signature, Place and Date of Signing:

/s/ James Davidson              New York, New York             May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   23

Form 13F Information Table Value Total:  $159,121
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number        Name

1.     028-14733                   Long Oar Global Investors Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2012
COLUMN 1                        COLUMN  2    COLUMN 3     COLUMN 4       COLUMN 5        COL 6      COL 7         COLUMN 8

                                TITLE OF                  VALUE      SHRS OR SH/ PUT/    INVSMT     OTHR       VOTING AUTHORITY
NAME OF ISSUER                  CLASS        CUSIP        (X$1000)   PRN AMT PRN CALL    DSCRTN     MGRS   SOLE      SHARED    NONE
AIRGAS INC                      COM          009363102     4,174      46,915 SH          DEFINED     1       46,915
AMERICAN AXLE & MFG HLDGS IN    COM          024061103     3,066     261,839 SH          DEFINED     1      261,839
BEAM INC                        COM          073730103     5,903     100,780 SH          DEFINED     1      100,780
BRUNSWICK CORP                  COM          117043109     2,762     107,257 SH          DEFINED     1      107,257
DELPHI AUTOMOTIVE PLC           SHS          G27823106    10,526     333,114 SH          DEFINED     1      333,114
HARLEY DAVIDSON INC             COM          412822108     2,930      59,706 SH          DEFINED     1       59,706
HERTZ GLOBAL HOLDINGS INC       COM          42805T105     5,390     358,395 SH          DEFINED     1      358,395
INTL PAPER CO                   COM          460146103    13,401     381,785 SH          DEFINED     1      381,785
JOHNSON CTLS INC                COM          478366107    10,561     325,142 SH          DEFINED     1      325,142
KB HOME                         COM          48666K109     5,328     598,618 SH          DEFINED     1      598,618
LENNOX INTL INC                 COM          526107107     9,975     247,520 SH          DEFINED     1      247,520
LOUISIANA PAC CORP              COM          546347105     5,892     630,173 SH          DEFINED     1      630,173
LYONDELLBASELL INDUSTRIES N     SHS - A -    N53745100     5,493     125,852 SH          DEFINED     1      125,852
MELCO CROWN ENTMT LTD           ADR          585464100     2,652     194,405 SH          DEFINED     1      194,405
PACCAR INC                      COM          693718108     6,559     140,069 SH          DEFINED     1      140,069
PULTE GROUP INC                 COM          745867101    10,186   1,150,949 SH          DEFINED     1    1,150,949
ROCK-TENN CO                    CL A         772739207     9,160     135,578 SH          DEFINED     1      135,578
STANLEY BLACK & DECKER INC      COM          854502101     6,521      84,738 SH          DEFINED     1       84,738
SWIFT TRANSN CO                 CL A         87074U101     8,084     700,546 SH          DEFINED     1      700,546
TRW AUTOMOTIVE HLDGS CORP       COM          87264S106     9,980     214,857 SH          DEFINED     1      214,857
TYCO INTERNATIONAL LTD          SHS          H89128104    11,492     204,560 SH          DEFINED     1      204,560
UNITED RENTALS INC              COM          911363109     4,906     114,387 SH          DEFINED     1      114,387
WABCO HLDGS INC                 COM          92927K102     4,180      69,121 SH          DEFINED     1       69,121




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